Offsetting of financial assets (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	SFr 319,100		SFr 268,000
Offsetting	(294,700)		(245,100)
of which counterparty netting	(265,700)		(223,000)
of which cash collateral netting	(29,000)		(22,100)
Total net derivatives subject to enforceable master netting agreements	24,400		22,900
Total derivatives not subject to enforceable master netting agreements	5,300		5,700
Total net derivatives presented in the consolidated balance sheets	29,700		28,600
Offsetting of securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements, gross	80,700		92,000
Securities purchased under resale agreements, offsetting	(17,700)		(19,600)
Securities purchased under resale agreements, net	63,000		72,400
Securities borrowing transactions, gross	24,200		21,400
Securities borrowing transactions, offsetting	(4,600)		(3,900)
Securities borrowing transactions, net	19,600		17,500
Total subject to enforceable master netting agreements, gross	104,900		113,400
Total subject to enforceable master netting agreements, offsetting	(22,300)		(23,500)
Total subject to enforceable master netting agreements, net	82,600		89,900
Total not subject to enforceable master netting agreements	39,500		33,100
Total, gross	144,400		146,500
Total, net	122,100		123,000
of which reported at fair value	79,927	SFr 92,788	83,565
Amounts not offset in the consolidated balance sheets
Derivatives, net	24,400		22,900
Derivatives, financial instruments	6,100		6,200
Derivatives, cash collateral received/pledged	100		800
Derivatives, net exposure	18,200		15,900
Securities purchased under resale agreements, net	63,000		72,400
Securities purchased under resale agreements, financial instruments	63,000		72,400
Securities purchased under resale agreements, cash collateral received/pledged	0		0
Securities purchased under resale agreements, net exposure	0		0
Securities borrowing transactions, net	19,600		17,500
Securities borrowing transactions, financial instruments	19,100		17,100
Securities borrowing transactions, cash collateral received/pledged	0		0
Securities borrowing transactions, net exposure	500		400
Total financial assets subject to enforceable master netting agreements, net	107,000		112,800
Total financial assets subject to enforceable master netting agreements, financial instruments	88,200		95,700
Total financial assets subject to enforceable master netting agreements, cash collateral received/pledged	100		800
Total financial assets subject to enforceable master netting agreements, net exposure	18,700		16,300
Trading assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	29,500		28,400
Other assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	200		200
OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	30,200		19,500
Offsetting	(27,400)		(19,000)
Total net derivatives subject to enforceable master netting agreements	2,800		500
Amounts not offset in the consolidated balance sheets
Derivatives, net	2,800		500
OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	276,100		239,200
Offsetting	(255,200)		(217,100)
Total net derivatives subject to enforceable master netting agreements	20,900		22,100
Amounts not offset in the consolidated balance sheets
Derivatives, net	20,900		22,100
Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	12,800		9,300
Offsetting	(12,100)		(9,000)
Total net derivatives subject to enforceable master netting agreements	700		300
Amounts not offset in the consolidated balance sheets
Derivatives, net	700		300
Interest rate derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	220,000		168,700
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	28,100		15,700
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	191,800		153,000
Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	100		0
Foreign exchange derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	59,500		58,400
Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	100		0
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	58,900		58,100
Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	500		300
Equity/index-related derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	23,900		20,900
Equity/index-related derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	100		0
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	11,600		12,000
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	12,200		8,900
Credit derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	13,400		17,300
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1,800		3,800
Credit derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	11,600		13,500
Other products
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	2,300		2,700
Other products | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	100		0
Other products | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	2,200		2,600
Other products | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	SFr 0		SFr 100